Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2011
Derivative Financial Instruments
Summary of the Notional Amount of Derivative Contracts

	Notional amounts(1)
	2010	2011
	(in trillions)
Interest rate contracts	¥692.2	¥967.6
Foreign exchange contracts	112.7	121.6
Equity contracts	2.0	2.1
Commodity contracts	1.4	2.0
Credit derivatives	7.9	7.1
Others	1.1	1.2

Total	¥817.3	¥1,101.6

Note:

(1)	Includes both written and purchased protection.

Summary of Fair Value Information on Derivative Instruments Recorded on Consolidated Balance Sheet

	Fair value of derivative instruments(1)(5)
At March 31, 2010:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥6,372	¥9	¥6,381
Foreign exchange contracts	2,200	—	2,200
Equity contracts	46	—	46
Commodity contracts	172	—	172
Credit derivatives	65	—	65

Total derivative assets	¥8,855	¥9	¥8,864

Derivative liabilities:
Interest rate contracts	¥6,118	¥1	¥6,119
Foreign exchange contracts	2,094	—	2,094
Equity contracts	121	—	121
Commodity contracts	118	—	118
Credit derivatives	69	—	69
Others(6)	(108)	—	(108)

Total derivative liabilities	¥8,412	¥1	¥8,413

	Fair value of derivative instruments(1)(5)
At March 31, 2011:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,420	¥2	¥7,422
Foreign exchange contracts	2,315	—	2,315
Equity contracts	82	—	82
Commodity contracts	171	—	171
Credit derivatives	45	—	45

Total derivative assets	¥10,033	¥2	¥10,035

Derivative liabilities:
Interest rate contracts	¥7,330	¥—	¥7,330
Foreign exchange contracts	2,279	—	2,279
Equity contracts	85	—	85
Commodity contracts	137	—	137
Credit derivatives	47	—	47
Others(6)	(117)	—	(117)

Total derivative liabilities	¥9,761	¥—	¥9,761

Notes:

(1)	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivables associated with derivative instruments are not added to or netted against the fair value amounts.
(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are classified in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are classified in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 29.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are classified in Deposits and Long-term debt.

Schedule of Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2010:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥213	¥213
Foreign exchange contracts	33	—	33
Equity contracts	—	(217)	(217)
Commodity contracts	—	(9)	(9)
Credit derivatives	—	(97)	(97)
Others	(2)	22	20

Total	¥31	¥(88)	¥(57)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
For the fiscal year ended March 31, 2011:	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥(27)	¥(27)
Foreign exchange contracts	80	—	80
Equity contracts	—	21	21
Commodity contracts	—	2	2
Credit derivatives	—	(6)	(6)
Others	—	7	7

Total	¥80	¥(3)	¥77

Schedule of Gains and Losses for Derivatives Designated as Cash Flow Hedges

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
For the fiscal year ended March 31, 2010:		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥4	Interest income	¥12		¥—

Total	¥4		¥12		¥—

	Gains and losses for derivatives designated as cash flow hedges
	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
For the fiscal year ended March 31, 2011:		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥—	Interest income	¥6		¥—

Total	¥—		¥6		¥—

Summary of Protection Sold through Credit Default Swaps and Credit-linked Notes

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2010:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,227	¥1,990,256	¥46,345	¥2,647,828	¥(13,822)
Non-investment grade	66,900	173,671	279	240,850	4,035
Not rated	5,499	11,334	—	16,833	13

Total	683,626	2,175,261	46,624	2,905,511	(9,774)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	80,460	177,249	149,174	406,883	923
Non-investment grade	71,950	45,017	—	116,967	1,656
Not rated	10,420	—	—	10,420	(25)

Total	162,830	222,266	149,174	534,270	2,554
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	980	298,140	4,000	303,120	(5,380)
Non-investment grade	—	30,867	—	30,867	455
Not rated	—	35,116	—	35,116	(926)

Total	980	364,123	4,000	369,103	(5,851)
Index and basket credit default swaps held by MUTB:
Normal	30,000	—	—	30,000	(103)
Close Watch(3)	3,000	—	—	3,000	26

Total	33,000	—	—	33,000	(77)

Total index and basket credit default swaps sold	196,810	586,389	153,174	936,373	(3,374)

Total credit default swaps sold	¥880,436	¥2,761,650	¥199,798	¥3,841,884	¥(13,148)

Credit-linked notes(4)	¥—	¥39,240	¥195,005	¥234,245	¥(199,863)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2011:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,719	¥1,876,565	¥73,711	¥2,561,995	¥(10,589)
Non-investment grade	108,045	179,289	249	287,583	(1,611)
Not rated	9,872	13,505	—	23,377	(60)

Total	729,636	2,069,359	73,960	2,872,955	(12,260)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	93,121	47,755	86,016	226,892	(661)
Non-investment grade	3,520	36,908	—	40,428	15
Not rated	—	8,847	—	8,847	(184)

Total	96,641	93,510	86,016	276,167	(830)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	30,669	367,549	2,000	400,218	(7,247)
Non-investment grade	—	30,155	—	30,155	(383)
Not rated	—	6,939	—	6,939	240

Total	30,669	404,643	2,000	437,312	(7,390)

Total index and basket credit default swaps sold	127,310	498,153	88,016	713,479	(8,220)

Total credit default swaps sold	¥856,946	¥2,567,512	¥161,976	¥3,586,434	¥(20,480)

Credit-linked notes(4)	¥—	¥33,217	¥174,436	¥207,653	¥(117,870)

Notes:

(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
(3)	Reference entities classified as "Close Watch" require close monitoring due to one or more of the following conditions: problems with meeting their financial obligations (e.g., principal repayments or interest payments in arrears), poor or fluctuating business performance, unfovorable financial condition of their businesses, and difficulties in fulfilling loan obligations.
(4)	Fair value amounts shown represent the fair value of the hybrid instruments.